Securities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Summary of Portfolio of Securities Available for Sale
The following tables summarize the Company’s portfolio of debt securities available for sale and equity investments with readily determinable fair values at March 31, 2021 and December 31, 2020:

	March 31, 2021
(in thousands)	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
Debt securities available-for-sale
Mortgage-Related Debt Securities:
GSE certificates	$1,183,746	$40,473	$14,901	$1,209,318
GSE CMOs	2,007,855	28,837	50,422	1,986,270

Total mortgage-related debt securities	$3,191,601	$69,310	$65,323	$3,195,588

Other Debt Securities:
U. S. Treasury obligations	$64,993	$5	$—	$64,998
GSE debentures	1,433,280	2,693	67,632	1,368,341
Asset-backed securities (1)	520,111	4,030	3,368	520,773
Municipal bonds	25,715	482	186	26,011
Corporate bonds	870,886	16,594	5,410	882,070
Foreign notes	25,000	993	—	25,993
Capital trust notes	95,621	6,823	8,313	94,131

Total other debt securities	$3,035,606	$31,620	$84,909	$2,982,317

Total debt securities available for sale	$6,227,207	$100,930	$150,232	$6,177,905

Equity Securities:
Mutual funds	15,814	116	129	15,801

Total equity securities	$15,814	$116	$129	$15,801

Total securities (2)	$6,243,021	$101,046	$150,361	$6,193,706

(1)	The underlying assets of the asset-backed securities are substantially guaranteed by the U.S. Government.
(2)	Excludes accrued interest receivable of $14.8 million included in other assets in the Consolidated Statements of Condition.

	December 31, 2020
(in thousands)	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
Debt securities available-for-sale
Mortgage-Related Debt Securities:
GSE certificates	$1,155,436	$54,310	$136	$1,209,610
GSE CMOs	1,786,896	44,691	2,872	1,828,715

Total mortgage-related debt securities	$2,942,332	$99,001	$3,008	$3,038,325

Other Debt Securities:
U.S. Treasury obligations	$64,984	$1	$—	$64,985
GSE debentures	1,158,253	3,998	3,949	1,158,302
Asset-backed securities (1)	530,226	2,576	5,703	527,099
Municipal bonds	25,776	625	90	26,311
Corporate bonds	870,745	17,928	6,447	882,226
Foreign notes	25,000	538	—	25,538
Capital trust notes	95,507	5,540	10,500	90,547

Total other debt securities	$2,770,491	$31,206	$26,689	$2,775,008

Total other securities available for sale	$5,712,823	$130,207	$29,697	$5,813,333

Equity Securities:
Preferred stock	$15,292	$201	$—	$15,493
Mutual funds	15,814	269	—	16,083

Total equity securities	$31,106	$470	$—	$31,576

Total securities (2)	$5,743,929	$130,677	$29,697	$5,844,909

(1)	The underlying assets of the asset-backed securities are substantially guaranteed by the U.S. Government.
(2)	Excludes accrued interest receivable of $14.9 million included in other assets in the Consolidated Statements of Condition.

The following tables summarize the Company’s portfolio of debt securities available for sale and equity investments with readily determinable fair values at December 31, 2020 and 2019:

	December 31, 2020
(in thousands)	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
Debt securities available-for-sale
Mortgage-Related Debt Securities:
GSE certificates	$1,155,436	$54,310	$136	$1,209,610
GSE CMOs	1,786,896	44,691	2,872	1,828,715

Total mortgage-related debt securities	$2,942,332	$99,001	$3,008	$3,038,325

Other Debt Securities:
U. S. Treasury obligations	$64,984	$1	$—	$64,985
GSE debentures	1,158,253	3,998	3,949	1,158,302
Asset-backed securities (1)	530,226	2,576	5,703	527,099
Municipal bonds	25,776	625	90	26,311
Corporate bonds	870,745	17,928	6,447	882,226
Foreign notes	25,000	538	—	25,538
Capital trust notes	95,507	5,540	10,500	90,547

Total other debt securities	$2,770,491	$31,206	$26,689	$2,775,008

Total debt securities available for sale	$5,712,823	$130,207	$29,697	$5,813,333

Equity securities:
Preferred stock	15,292	201	—	15,493
Mutual funds	15,814	269	—	16,083

Total equity securities	$31,106	$470	$—	$31,576

Total securities (2)	$5,743,929	$130,677	$29,697	$5,844,909

(1)	The underlying assets of the asset-backed securities are substantially guaranteed by the U.S. Government..
(2)	Excludes accrued interest receivable of $14.9 million included in other assets in the Consolidated Statements of Condition.

	December 31, 2019
(in thousands)	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
Debt securities available-for-sale
Mortgage-Related Debt Securities:
GSE certificates	$1,530,317	$26,069	$3,763	$1,552,623
GSE CMOs	1,783,440	21,213	3,541	1,801,112

Total mortgage-related debt securities	$3,313,757	$47,282	$7,304	$3,353,735

Other Debt Securities:
U. S. Treasury obligations	$41,820	$19	$—	$41,839
GSE debentures	1,093,845	5,707	5,312	1,094,240
Asset-backed securities (1)	384,108	—	10,854	373,254
Municipal bonds	26,808	559	475	26,892
Corporate bonds	854,195	15,970	2,983	867,182
Capital trust notes	95,100	7,121	6,306	95,915

Total other debt securities	$2,495,876	$29,376	$25,930	$2,499,322

Total other securities available for sale	$5,809,633	$76,658	$33,234	$5,853,057

Equity securities:
Preferred stock	15,292	122	—	15,414
Mutual funds and common stock (2)	16,871	718	173	17,416

Total equity securities	$32,163	$840	$173	$32,830

Total securities (3)	$5,841,796	$77,498	$33,407	$5,885,887

(1)	The underlying assets of the asset-backed securities are substantially guaranteed by the U.S. Government.
(2)	Primarily consists of mutual funds that are CRA-qualified investments.
(3)	Excludes accrued interest receivable of $24.4 million included in other assets in the Consolidated Statements of Condition.

Summary of Gross Proceeds and Gross Realized Gains and Losses from Sale of Available-for-Sale Securities
The following table summarizes the gross proceeds, gross realized gains, and gross realized losses from the sale of available-for-sale
securities during the three months ended March 31, 2021 and 2020:

	For the Three Months Ended March 31,
(in thousands)	2021	2020
Gross proceeds	—	$369,972
Gross realized gains	—	1,811
Gross realized losses	—	1,062

The following table summarizes the gross proceeds, gross realized gains, and gross realized losses from the sale of available-for-sale
securities during the years ended December 31, 2020, 2019, and 2018:

	December 31,
(in thousands)	2020	2019	2018
Gross proceeds	$483,872	$361,311	$278,539
Gross realized gains	1,945	5,445	967
Gross realized losses	1,262	—	981

Summary of Amortized Cost of Available-for-Sale Securities by Contractual Maturity
The following table summarizes, by contractual maturity, the amortized cost of securities at March 31, 2021:

(dollars in thousands)	Mortgage- Related Securities	Average Yield	U.S. Government and GSE Obligations	Average Yield	State, County, and Municipal	Average Yield (1)	Other Debt Securities (2)	Average Yield	Fair Value
Available-for-Sale Debt Securities:
Due within one year	$23,017	3.76%	$75,943	0.54%	$—	—%	$49,817	3.01%	$149,348
Due from one to five years	361,118	3.18	21,924	3.52	—	—	223,181	1.87	637,035
Due from five to ten years	175,554	2.48	238,052	2.16	19,840	3.51	706,390	2.03	1,146,853
Due after ten years	2,631,912	1.98	1,162,354	1.53	5,875	3.33	532,230	1.25	4,244,669

Total debt securities available for sale	$3,191,601	2.16%	$1,498,273	1.61%	$25,715	3.47%	$1,511,618	1.76%	$6,177,905

(1)	Not presented on a tax-equivalent basis.
(2)	Includes corporate bonds, capital trust notes, and asset-backed securities.

The following table summarizes, by contractual maturity, the amortized cost of securities at December 31, 2020:

	Mortgage- Related Securities	Average Yield	U.S. Government and GSE Obligations	Average Yield	State, County, and Municipal	Average Yield (1)	Other Debt Securities (2)	Average Yield	Fair Value
(dollars in thousands)
Available-for-Sale Debt Securities:
Due within one year	$49,797	3.03%	$75,934	0.56%	$—	—%	$49,704	3.02	$176,720
Due from one to five years	405,157	3.16	21,924	3.52	—	—	151,873	2.22	615,048
Due from five to ten years	175,689	2.48	138,053	2.37	19,898	3.51	779,401	1.88	1,130,037
Due after ten years	2,311,689	2.15	987,326	1.60	5,878	3.33	540,500	1.29	3,891,528

Total debt securities available for sale	$2,942,332	2.32	$1,223,237	1.66	$25,776	3.47	$1,521,478	1.74	$5,813,333

(1)	Not presented on a tax-equivalent basis.
(2)	Includes corporate bonds, capital trust notes, foreign notes, and asset-backed securities.

Summary of Held-to-Maturity and Available-for-Sale Securities having Continuous Unrealized Loss Position
The following table presents securities with no related allowance having a continuous unrealized loss position for less than twelve months and for twelve months or longer as of March 31, 2021:

	Less than Twelve Months		Twelve Months or Longer		Total
(in thousands)	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Temporarily Impaired Securities:
GSE certificates	$323,281	$14,901	$—	$—	$323,281	$14,901
GSE CMOs	918,257	50,422	—	—	918,257	50,422
GSE debentures	1,244,721	67,633	—	—	1,244,721	67,633
Asset-backed securities	112,149	405	179,063	2,962	291,212	3,367
Municipal bonds	—	—	8,744	186	8,744	186
Corporate bonds	—	—	319,590	5,410	319,590	5,410
Capital trust notes	—	—	35,601	8,313	35,601	8,313
Equity securities	11,676	129	—	—	11,676	129

Total temporarily impaired securities	$2,610,084	$133,490	$542,998	$16,871	$3,153,082	$150,361

The following table presents securities having a continuous unrealized loss position for less than twelve months and for twelve months or longer as of December 31, 2020:

	Less than Twelve Months		Twelve Months or Longer		Total
(in thousands)	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Temporarily Impaired Securities:
U. S. Treasury obligations	$—	$—	$—	$—	$—	$—
U. S. Government agency and GSE obligations	58,876	136	—	—	58,876	136
GSE certificates	442,207	2,807	73,568	65	515,775	2,872
GSE CMOs	522,441	3,949	—	—	522,441	3,949
Asset-backed securities	—	—	363,618	5,703	363,618	5,703
Municipal bonds	—	—	8,891	90	8,891	90
Corporate bonds	72,024	2,976	246,528	3,471	318,552	6,447
Foreign notes	—	—	—	—	—	—
Capital trust notes	—	—	33,393	10,500	33,393	10,500
Equity securities	—	—	—	—	—	—

Total temporarily impaired securities	$1,095,548	$9,868	$725,998	$19,829	$1,821,546	$29,697

The following table presents securities having a continuous unrealized loss position for less than twelve months and for twelve months or longer as of December 31, 2020:

	Less than Twelve Months		Twelve Months or Longer		Total
(in thousands)	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Temporarily Impaired Securities:
U. S. Treasury obligations	$—	$—	$—	$—	$—	$—
GSE certificates	58,876	136	—	—	58,876	136
GSE CMOs	442,207	2,807	73,568	65	515,775	2,872
GSE debenture	522,441	3,949	—	—	522,441	3,949
Asset-backed securities	—	—	363,618	5,703	363,618	5,703
Municipal bonds	—	—	8,891	90	8,891	90
Corporate bonds	72,024	2,976	246,528	3,471	318,552	6,447
Foreign notes	—	—	—	—	—	—
Capital trust notes	—	—	33,393	10,500	33,393	10,500
Equity securities	—	—	—	—	—	—

Total temporarily impaired securities	$1,095,548	$9,868	$725,998	$19,829	$1,821,546	$29,697

The following table presents securities having a continuous unrealized loss position for less than twelve months and for twelve months or longer as of December 31, 2019:

	Less than Twelve Months		Twelve Months or Longer		Total
(in thousands)	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Temporarily Impaired Securities:
U. S. Treasury Obligations	$11,917	$—	$—	$—	$11,917	$—
GSE debentures	297,179	3,916	138,189	1,396	435,368	5,312
GSE certificates	396,930	3,718	7,542	45	404,472	3,763
GSE CMOs	609,502	2,582	133,955	959	743,457	3,541
Asset-backed securities	256,619	7,701	116,635	3,154	373,254	10,855
Municipal bonds	—	—	9,349	475	9,349	475
Corporate bonds	99,300	700	172,717	2,282	272,017	2,982
Capital trust notes	—	—	37,525	6,306	37,525	6,306
Equity securities	—	—	11,633	173	11,633	173

Total temporarily impaired securities	$1,671,447	$18,617	$627,545	$14,790	$2,298,992	$33,407